Offerings - Offering: 1	Mar. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001per share
Amount Registered | shares	51,233,322
Proposed Maximum Offering Price per Unit	10.36
Maximum Aggregate Offering Price	$ 530,777,215.92
Amount of Registration Fee	$ 81,261.99
Offering Note	The shares of Common Stock will be offered for resale from time to time by the selling stockholders named in the prospectus included as part of this registration statement or in one or more accompanying prospectus supplements from time to time. Pursuant to Rule 416 of the Securities Act of 1833, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Company’s common stock, par value $0.00001 (“Common Stock”) that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.

The 51,233,322 shares of Common Stock consist of (i) 44,414,189 shares of Common Stock issued to PIPE Purchasers in the July 2025 Private Placements, (ii) 5,728,662 shares of Common Stock underlying pre-funded warrants issued to certain PIPE Purchasers in the July 2025 Private Placements, (iii) 901,542 shares of Common Stock underlying warrants issued to Gemini NuStar, LLC in connection with the July 2025 Private Placements, (iv) 163,929 shares of Common Stock underlying warrants issued to Clear Street LLC and Aegis Capital Corp. for their role as placement agents in the July 2025 Private Placements and (v) 25,000 shares of Common Stock underlying warrants issued to a consultant engaged by the Company in connection with the July 2025 Private Placements.

The registrant has previously registered the 51,233,322 shares of Common Stock in connection with its automatic Registration Statement on Form S-3ASR, filed with the Securities and Exchange Commission on August 18, 2025 (File No. 333-289676) (the "2025 S-3ASR"). This Post-Effective Amendment No. 1 amends the 2025 S-3ASR for the purpose of including disclosure required for a registrant other than a well-known seasoned issuer.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. The offering price per share and aggregate offering price are based upon the average of the high and low prices per share of Common Stock of Empery Digital Inc. as reported on Nasdaq on August 13, 2025 in connection with the 2025 S-3ASR.

Previously paid in connection with the initial filing of the 2025 S-3ASR.